CONTINGENT LIABILITIES AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 523
2017	396
2018	193
Operating Leases, Future Minimum Payments Due	1,112
Minimum Facilities Lease Payments [Member]
Operating Leased Assets [Line Items]
2016	511
2017	396
2018	193
Operating Leases, Future Minimum Payments Due	1,100
Minimum Vehicles Lease Payments [Member]
Operating Leased Assets [Line Items]
2016	12
2017	0
2018	0
Operating Leases, Future Minimum Payments Due	$ 12